Schedule Of Changes In Current Assets And Liabilities (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
(Increase) decrease in:
Receivables			$ (41)	$ (39)	$ 14
Inventories			(35)	(94)	87
Prepaid expenses			6	19	9
(Increase) decrease in:
Accounts payable and accrued expenses			2	43	117
Income taxes payable			24	37	(58)
Changes in working capital, net of acquisitions and dispositions, total	$ (211)	$ (267)	$ (44)	$ (34)	$ 169